Performance Chemicals Divestiture	12 Months Ended
Dec. 31, 2020
Performance Materials
Performance Chemicals Divestiture:
4. Performance Materials Divestiture:
On December 14, 2020, the Company completed the sale of its Performance Materials business to Potters Buyer, LLC (the “Purchaser”), an affiliate of The Jordan Company, L.P., for a purchase price of $650,000. The net cash proceeds to the Company from the sale were $624,256 after certain customary adjustments for indebtedness, working capital and cash at the closing of the transaction. The Company classified the proceeds within net cash provided by (used in) investing activities – continuing operations in the consolidated statements of cash flows and used the net proceeds from the sale as well as cash on hand to pay down debt and issue a special cash dividend of $1.80/share to stockholders.
In the fourth quarter of 2020, the Performance Materials business met the criteria set forth in Accounting Standards Codification
205-20,
Presentation of Financial Statements – Discontinued Operations (“ASC
205-20”),
as the sale represents a strategic shift that will have a major effect on the Company’s operations and financial results. As a result, the Company’s consolidated financial statements for all periods presented reflect the Performance Materials business as a discontinued operation. The divested business was historically reported in the Performance Materials reportable segment, with the exception of certain Australian operations that were historically reported in the Performance Chemicals reportable segment.
The total transaction costs incurred in connection with the sale were approximately $13,161 for the year ended December 31, 2020. The Company recorded a pre-tax
loss on sale of $70,878, which is included in net (loss) income from discontinued operations, net of tax in the Company’s consolidated statements of income for the year ended December 31, 2020. The following is a reconciliation of the loss recorded on the sale:

Net proceeds received from the sale of Performance Materials	$624,256
Transaction costs	(13,161)
Net assets derecognized	(681,973)

Loss on sale of Performance Materials	$(70,878)

In connection with the sale of Performance Materials and the related loss, as noted above, the Company has recognized a tax expense of $58,008 within discontinued operations for the year ended December 31, 2020.
The following table summarizes the results of discontinued operations for the periods presented:

	Years ended December 31,
	2020	2019	2018
Sales	$342,738	$373,686	$386,921
Cost of goods sold	251,917	281,566	308,679
Selling, general and administrative expenses	33,195	37,364	37,226
Other operating expense, net	18,289	14,462	13,023

Operating income	39,337	40,294	27,993
Equity in net income from affiliated companies	(37)	(12)	(42)
Interest expense, net (1)	16,210	24,453	22,965
Other (income) expense, net	(3,481)	274	474
Loss on sale of Performance Materials	70,878	—	—

(Loss) income from discontinued operations before income tax	(44,233)	15,579	4,596
Provision (benefit) for income taxes	58,008	1,022	(4,646)

(Loss) income from discontinued operations, net of tax	$(102,241)	$14,557	$9,242

(1)
The closing of the transaction triggered the Company’s obligation to provide partial repayment under both its Amended and Restated Term Loan Credit Agreement, dated May 4, 2016, and its New Term Loan Credit Agreement, dated as of July 22, 2020. As such, interest expense has been allocated to discontinued operations on the basis of the Company’s mandatory repayment of $275,787 of the Senior Secured Term Loan Facility due February 2027 and its mandatory payment of $188,722 of the New Senior Secured Term Loan Facility due February 2027.

Net income attributable to the noncontrolling interest related to the Performance Materials business, net of tax was $265, $154, and $213 for the years ended December 31, 2020, 2019, and 2018, respectively.

The following table summarizes the assets and liabilities of discontinued operations at December 31, 2019:

December 31, 2019

ASSETS
Cash and cash equivalents	$18,423
Accounts receivables, net	40,484
Inventories, net	143,323
Prepaid and other current assets	4,139

Current assets held for sale	$206,369

Investments in affiliated companies	$115
Property, plant and equipment, net	175,614
Goodwill	286,227
Other intangible assets, net	121,113
Right-of-use lease assets	8,878
Other long-term assets	71,697

Long-term assets held for sale	$663,644

LIABILITIES
Notes payable and current maturities of long-term debt	$7,766
Accounts payable	30,267
Operating lease liabilities—current	3,326
Accrued liabilities	16,744

Current liabilities held for sale	$58,103

Long-term debt, excluding current portion	$55,972
Deferred income taxes	8,612
Operating lease liabilities—noncurrent	5,248
Other long-term liabilities	17,366

Long-term liabilities held for sale	$87,198

In connection with the transaction, the Company entered into a Transition Services Agreement with the Purchaser pursuant to which the Purchaser is receiving certain services to provide for the orderly transition of various functions and processes after the closing of the transaction. The services under the Transition Services Agreement include information technology, accounting, tax, financial services, human resources, facilities, and other administrative support services. These services are being provided at cost for a period of 9 months, with three
30-day
extensions available.
Additionally, in connection with the transaction, the Company entered into various supply agreements with the Purchaser. Cash flows associated with these transition services and supply agreements are not expected to be material to the Company’s results of operations.

Performance Chemicals [Member]
Performance Materials
Performance Chemicals Divestiture:
5. Performance Chemicals Divestiture:
On February 28, 2021, the Company entered into a definitive agreement to sell its Performance Chemicals business to Sparta Aggregator L.P. (the “Buyer”), a partnership established by Koch Minerals & Trading, LLC and Cerberus Capital Management, L.P. for a purchase price of $1,100,000 subject to certain adjustments including indebtedness, cash, working capital and transaction expenses. The Company completed the sale of its Performance Chemicals business effective on August 1, 2021.
In the first quarter of 2021, the Performance Chemicals business met the criteria set forth in ASC
205-20,
as the sale represents a strategic shift that will have a major effect on the Company’s operations and financial results. As a result, the Company’s consolidated financial statements for all periods presented reflect the Performance Chemicals business as a discontinued operation. The Performance Chemicals business historically represented a reportable segment of the Company.
The total transaction costs incurred in connection with the sale were approximately $6,279 for the year ended December 31, 2020.
The following table summarizes the results of discontinued operations related to Performance Chemicals for the periods presented:

	Years ended December 31,
	2020	2019	2018
Sales	$614,704	$670,563	$704,503
Cost of goods sold	492,302	539,371	559,123
Selling, general and administrative expenses	43,749	46,007	46,421
Goodwill impairment charge	260,000	—	—
Other operating expense, net	33,144	3,644	13,203

Operating (loss) income	(214,491)	81,541	85,756
Equity in net income from affiliated companies	(172)	(213)	(251)
Interest expense, net (1)	16,570	20,199	18,414
Other income, net	(1,089)	(455)	(3,198)

(Loss) income from discontinued operations before income tax	(229,800)	62,010	70,791
Provision for income taxes	3,943	27,379	25,664

(Loss) income from discontinued operations, net of tax	$(233,743)	$34,631	$45,127

(1)
At December 31, 2020, the Company’s outstanding term loans had mandatory repayment provisions, and as a result, interest expense was allocated to discontinued operations for all periods presented on the basis of the Company’s estimated debt reduction of
$500,000
. See Note 29 to these consolidated financial statements for additional information regarding the Company’s sale of the Performance Chemicals business.

Net (loss) income attributable to the noncontrolling interest related to the Performance Chemicals business, net of tax was $(3,198), $616 and $1,108 for the years ended December 31, 2020, 2019 and 2018, respectively. Net (loss) income attributable to Ecovyst Inc., related to the Performance Chemicals business, net of tax was $(230,545), $34,015 and $44,019 for the years ended December 31, 2020, 2019 and 2018, respectively.
The following table summarizes the assets and liabilities of discontinued operations at December 31, 2020 and 2019, respectively:

	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$22,153	$17,736
Accounts receivables, net	87,202	86,627
Inventories, net	74,647	86,732
Prepaid and other current assets	21,088	24,131

Current assets held for sale	$205,090	$215,226

Investments in affiliated companies	$324	$1,476
Property, plant and equipment, net	391,524	401,595
Goodwill (1)	326,173	583,075
Other intangible assets, net	388,857	406,656
Right-of-use lease assets	19,296	24,093
Other long-term assets	23,269	17,688

Long-term assets held for sale	$1,149,443	$1,434,583

LIABILITIES
Notes payable and current maturities of long-term debt	$—	$—
Accounts payable	74,728	76,482
Operating lease liabilities—current	8,479	6,341
Accrued liabilities	25,330	26,182

Current liabilities held for sale	$108,537	$109,005

Deferred income taxes	$49,690	$47,848
Operating lease liabilities—noncurrent	10,047	16,182
Other long-term liabilities	95,617	72,538

Long-term liabilities held for sale	$155,354	$136,568

(1)
The Company applied the market approach to estimate the fair value of the Performance Chemicals business, which is consistent with the accounting policies described in Note 2 and the valuation techniques described in Note 15. In applying the market approach, the Company estimated the fair value using publicly traded comparable company values and applied the selected market multiples to a trailing twelve months adjusted EBITDA. As a result, the Company recorded a goodwill impairment charge of $260,000 in the fourth quarter of 2020 related to the Performance Chemicals business.

In connection with the divestiture of the Performance Chemicals business the Company entered into a Transition Services Agreement, pursuant to which the Buyer is receiving and performing certain services to provide for the orderly transition of various functions and processes after the closing of the transaction. The services under the Transition Services Agreement include information technology, accounting, tax, financial services, human resources, facilities, and other administrative support services. These services are provided for a period of six months.